Income Tax Expense (Details) - Schedule of Movement of Valuation Allowance - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement of Valuation Allowance [Abstract]
At the beginning of year	¥ 9,116,290	¥ 15,226,575	¥ 10,443,239
Current year additions	2,096,152	613,314	7,238,296
Current year reversals	(722,911)	(6,722,726)	(2,427,869)
Current year expiration of carry-forwards	(447,784)	(873)	(27,091)
Net change in the valuation allowance	925,457	(6,110,285)	4,783,336
At the end of year	¥ 10,041,747	¥ 9,116,290	¥ 15,226,575